Inventory - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) emissionCredit $ / t	Dec. 31, 2024 CAD ($) emissionCredit $ / t
Disclosure of inventories [Abstract]
Emission credits | emissionCredit	383,192	460,585
Purchased emission credits | $	$ 14	$ 18
Emission credits in inventory | emissionCredit	1,860,384	2,109,491
Emission credits utilized | emissionCredit	1,498,447	978,894
Carrying value | $	$ 17	$ 22
Carbon compliance costs | $	$ 103	$ 42
Carbon compliance obligation, price per unit | $ / t	95	80